Lease obligations (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]

	December 31,	December 31,
	2018	2017
	$	$
Payable not later than one year	80,359	53,159
Payable later than one year and not later than five years	301,955	13,290
	382,314	66,449